Prepayments, receivables and other current assets and other non-current assets	12 Months Ended
Dec. 31, 2024
Prepayments, receivables and other current assets and other non-current assets
Prepayments, receivables and other current assets and other non-current assets

26. Prepayments, receivables and other current assets and other non-current assets

Prepayments, receivables and other current assets consist of the following:

	As of
	January 1,	As of December 31,
	2022	2022	2023	2024
	RMB	RMB	RMB	RMB
Loans receivable(a)	4,644,298	5,338,627	8,679,730	9,689,517
Short-term debt investments	171,000	582,510	1,096,739	1,689,073
Deposits and receivables from partners	762,572	794,042	1,253,330	856,230
Prepayment and prepaid expense	919,210	1,140,803	905,086	712,568
Deductible VAT-input	1,553,800	1,533,722	1,023,024	684,338
Prepaid income tax	2,812	92,250	381,488	314,196
Contingent consideration assets	—	—	239,557	4,284
Others	1,033,974	656,973	771,977	589,584
Total	9,087,666	10,138,927	14,350,931	14,539,790

Other non-current assets consist of the following:

	As of
	January 1,	As of December 31,
	2022	2022	2023	2024
	RMB	RMB	RMB	RMB
Loans receivable(a)	—	—	—	857,309
Deductible VAT-input	1,070,370	864,319	1,116,686	1,228,297
Prepayments for property and equipment, long-term investments and other non‑current assets	366,425	823,634	409,469	31,321
Deposits and receivables from partners	203,154	155,207	162,156	144,052
Contingent consideration assets	—	—	10,811	4,605
Long-term debt investments	36,104	176,297	258,590	1,289,252
Others	59,523	19,670	22,338	23,773
Total	1,735,576	2,039,127	1,980,050	3,578,609

(a)	Loans receivable

Loans receivable which primarily represent micro loans the Group offers to individual borrowers who are registered as consumers or drivers via the Group’s technology platforms, mainly with terms of three to twelve months, consists of the following:

	As of
	January 1,	As of December 31,
	2022	2022	2023	2024
	RMB	RMB	RMB	RMB
Loans receivable	5,248,804	5,798,839	9,829,675	12,591,317
Less: allowance for credit losses	(604,506)	(460,212)	(1,149,945)	(2,044,491)
	4,644,298	5,338,627	8,679,730	10,546,826

Detail of the credit risk assessment of loans receivable is disclosed in Note 4.1.2.